Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments

NOTE 15 – COMMITMENTS

Patent payable

As part of the formation of the Company, a patent license was transferred to the Company. The original license began in 2006. Under the terms of the license the Company agreed to pay $10,000 per year through 2015 and royalties of 2% on any revenues resulting from the license. There were no revenues generated by this license during the nine-month periods ended September 30, 2014 and 2013. The remaining obligation of $10,000 and $20,000 as of September 30, 2014 and December 31, 2013, respectively, is recorded as patent license payable on the balance sheet.

Employee settlement

As of September 30, 2014 and December 31, 2013, the Company owed a former employee a settlement payable in the amount of $50,000 for accrued vacation benefits. As part of the settlement, a stock option previously granted to the former employee was fully vested and extended.

BASF agreement and license

In November 2006, the Company entered into a joint development and supply agreement with BASF SE (“BASF”). Under the agreement, the Company granted BASF an exclusive world-wide license to the Company’s rights related to the development and commercialization of astaxanthin consumer health products; the Company retains all rights related to astaxanthin pharmaceutical products. The Company is to receive specified royalties based on future net sales of such astaxanthin consumer health products. No royalties were realized from this agreement during the nine-month periods ended September 30, 2014 and 2013. The license does not prohibit the Company from purchasing astaxanthin consumer health products from BASF for consumer health applications, similar to any third-party wholesale customer.

Capsugel agreement

On August 18, 2014, the Company entered into a collaboration agreement with Capsugel US, LLC (“Capsugel”) for the joint commercial development of astaxanthin products for the consumer health market that contain nature-identical synthetic astaxanthin and use Capsugel’s proprietary formulation technology, which is expected to increase the oral bioavailability of astaxanthin. The agreement provides for the parties to jointly administer activities under a product development plan that will include identifying at least one mutually acceptable third party marketer who will further develop, market and distribute consumer health, nature-identical synthetic astaxanthin products developed under the collaboration. Capsugel will share revenues with the Company based on net sales of products that are developed under the collaboration.

NOTE 16 – COMMITMENTS

Patent payable

As part of the formation of the Company, a patent license was transferred to the Company. The original license began in 2006. Under the terms of the license the Company agreed to pay $10,000 per year through 2015 and royalties of 2% on any revenues resulting from the license. There were no revenues generated by this license during the years ended December 31, 2013 and 2012, and from inception to December 31, 2013. The remaining obligation of $20,000 and $35,833 as of December 31, 2013 and 2012, respectively, is recorded as patent license payable on the balance sheet.

Employee settlement

As of December 31, 2013 and 2012, the Company owed a former employee a settlement payable in the amount of $50,000 for accrued vacation benefits. As part of the settlement, a stock option previously granted to the former employee was fully vested and extended.

License and agreements

In November 2006, the Company entered into a joint development and supply agreement with the supplier of all of its inventory. Under the agreement, the Company granted the supplier a non-exclusive world-wide license, with an option to convert the license to an exclusive license, to use the Company’s rights related to the development and commercialization of human nutraceutical astaxanthin products. In 2013, the license was converted to an exclusive license. The Company is to receive between specified royalties based on future net sales of such human nutraceutical astaxanthin products. No royalties were realized from this agreement as of December 31, 2013 or 2012.

In February 2012, the Company entered into a licensing agreement granting a company worldwide exclusive rights to certain monoclonal antibodies against paclitaxel and tangible property relating to assay kits to detect various anti-cancer compounds, including manufacturing and technical know-how. The Company is to receive payments upon attaining certain milestones and royalties based on future net sales of products utilizing the licensed technology. The Company generated $10,000 of fees during 2012 from this agreement.